Document and Entity Information	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	001-34481
Entity Registrant Name	Mistras Group, Inc.
Entity Central Index Key	0001436126
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-3341267
Entity Address, Address Line One	195 Clarksville Road
Entity Address, City or Town	Princeton Junction
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08550
City Area Code	609
Local Phone Number	716-4000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock, $0.01 par value
Trading Symbol	MG
Security Exchange Name	NYSE